INCOME TAXES (Schedule of Reconciliation Between Theoretical Income Tax and Effective Income tax) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before Taxes on income		$ (4,974)	$ 15,482	$ 135,241
Statutory tax rate in Israel		23.00%	23.00%	23.00%
Theoretical tax income		$ (1,144)	$ 3,561	$ 31,105
Tax adjustment in respect of different tax rate of foreign subsidiaries			741	407
Share- based payment awards		1,557
Nondeductible Amortization		1,931
Acquisition cost Adjustments		(327)
Transfer Pricing Adjustment		(349)
Tax Interest Income		(155)
Welfare Expenses		76
Changes in valuation allowance		360	27	667
Other			9	(97)
Other		(122)
Changes in Unrecognized tax benefits	[1]	309
Preferred Tax Benefit Regime	[2]	(1,047)
Taxes on income		$ 2,959	$ 2,868	$ 20,278
Percent
Shared based compensation		(31.30%)
Nondeductible Amortization		(38.80%)
Acquisition cost Adjustments		6.60%
Transfer Pricing Adjustment		7.00%
Tax Interest Income		3.10%
Welfare Expenses		(1.50%)
Changes in valuation allowance		(7.20%)
Other		2.50%
Changes in Unrecognized tax benefits	[1]	(6.20%)
Preferred Tax Benefit Regime	[2]	21.00%
Taxes on income		(59.50%)
Basic	[2]	$ 0.25
Diluted	[2]	$ 0.25
US
Amount
Tax adjustment in respect of different tax rate of foreign subsidiaries		$ (115)
State and Local tax effect, net of federal income tax effect	[3]	(162)
Share- based payment awards		1,125
Transfer Pricing Adjustment		619
Welfare Expenses		455
Changes in valuation allowance		(541)
Other		$ 110
Percent
Tax adjustment in respect of different tax rate of foreign subsidiaries		2.30%
State and Local tax effect, net of federal income tax effect	[3]	3.30%
Shared based compensation		(22.60%)
Transfer Pricing Adjustment		(12.40%)
Welfare Expenses		(9.20%)
Changes in valuation allowance		10.90%
Other		(2.20%)
CANADA
Amount
Share- based payment awards		$ 309
Transfer Pricing Adjustment		(352)
Tax credits and incentives		(215)
Withholding Tax		89
Welfare Expenses		57
Changes in valuation allowance		(200)
Other		$ 13
Percent
Shared based compensation		(6.20%)
Transfer Pricing Adjustment		7.10%
Tax credits and incentives		4.30%
Withholding Tax		(1.80%)
Welfare Expenses		(1.10%)
Changes in valuation allowance		4.00%
Other		(0.30%)
FRANCE
Amount
Tax credits and incentives		$ 899
Changes in valuation allowance		(260)
Other		$ 60
Percent
Tax credits and incentives		(18.10%)
Changes in valuation allowance		5.20%
Other		(1.20%)
Other Foreign Jurisdictions
Amount
Other		$ (21)
Percent
Other		0.40%

[1]	Unrecognized Tax Benefits: Reconciling items presented in the "Changes in unrecognized tax benefits" category are disclosed on an aggregated basis for all jurisdictions. This line item includes changes in judgment related to tax positions taken in prior years as well as unrecognized tax benefits recorded for positions taken in the current reporting period.
[2]	Preferred Tax Benefit Regime (Israel): This item reflects tax benefits derived from the company’s status under the Israeli Law for the Encouragement of Capital Investments, which grants reduced corporate tax rates for "Preferred Technology Enterprises".
[3]	State and Local Income Taxes: The majority (greater than 50 percent) of the state and local tax effect in the United States is attributable to taxes imposed by the State of California.